Organization and Business Background (Details Textual) In Thousands, except Share data, unless otherwise specified	8 Months Ended	12 Months Ended						1 Months Ended				0 Months Ended
	Dec. 31, 2012 HKD	Apr. 30, 2012 HKD	Dec. 31, 2012 USD ($)	Apr. 30, 2012 USD ($)	Apr. 30, 2011 USD ($)	Nov. 25, 2009 USD ($)	Aug. 06, 2010 Merger Agreement [Member] USD ($)	Dec. 31, 2011 Amended and Restated Merger Agreement [Member] USD ($)	Nov. 30, 2011 Amended and Restated Merger Agreement [Member] USD ($)	Apr. 30, 2011 Amended and Restated Merger Agreement [Member]	Sep. 13, 2010 Amended and Restated Merger Agreement [Member]	Mar. 16, 2012 Escrow Agreement [Member] USD ($)
Entity Incorporation, Date Of Incorporation	Mar. 27, 2008
Common Stock Shares Receivable Pursuant To Merger							16,948,053
Common stock, par or stated value per share (in dollars per share)			$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Total Number Of Common Stock Shares Received Pursuant To Merger											16,778,571
Common Stock Shares Received On Closing Of Merger											7,054,583
Remaining Common Stock Issued											9,723,988
Remaining Common Stock Issued Year One											2,944,767
Remaining Common Stock Issued Year Two											3,389,610
Remaining Common Stock Issued Year Three											3,389,611
Common stock, shares issued			14,292,228	14,352,903	16,733,196					7,486,845
Conversion of Stock, Shares Converted									2,615,732
Average Conversion Of Stock Shares Converted Price Per Share									$ 10.30
Share repurchases (in shares)								1,570,000
Share repurchases	(2,840)	(92,025)						$ 11,800	$ 5,000
Share redeemed and cancelled (in shares)												806,293
Stock Repurchase Price Per Share								$ 7.5
Stock Repurchased and Retired Period Price Per Shares												$ 0.01